Schedule of Investments (unaudited) September 30, 2019	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 100.7%

Aerospace & Defense — 0.9%
BAE Systems PLC, ADR	227,497	$6,413,140

Airlines — 1.5%
Delta Air Lines, Inc.	196,646	11,326,810

Banks — 8.7%
Bank of America Corp.(a)	645,384	18,825,851
JPMorgan Chase & Co.(b)	194,828	22,929,307
Regions Financial Corp.	300,652	4,756,315
SunTrust Banks, Inc.	83,493	5,744,319
U.S. Bancorp	219,665	12,156,261

		64,412,053

Beverages — 0.9%
Molson Coors Brewing Co., Class B	113,894	6,548,905

Biotechnology — 1.4%
Biogen, Inc.(c)	45,735	10,648,023

Capital Markets — 1.2%
E*Trade Financial Corp.	213,655	9,334,587

Chemicals — 2.3%
Corteva, Inc.(c)	412,193	11,541,404
Dow, Inc.(c)	33,554	1,598,848
DuPont de Nemours, Inc.	52,067	3,712,898

		16,853,150

Commercial Services & Supplies — 1.8%
IAA, Inc.(c)	94,027	3,923,747
KAR Auction Services, Inc.	392,002	9,623,649

		13,547,396

Communications Equipment — 2.7%
Cisco Systems, Inc.	402,398	19,882,485

Construction & Engineering — 1.5%
Quanta Services, Inc.	290,496	10,980,749

Consumer Finance — 2.2%
Ally Financial, Inc.	354,542	11,756,613

Security	Shares	Value

Consumer Finance (continued)
SLM Corp.	505,832	$4,463,967

		16,220,580

Containers & Packaging — 1.4%
Packaging Corp. of America	98,240	10,423,264

Diversified Telecommunication Services — 3.1%
Verizon Communications, Inc.	384,345	23,199,064

Electrical Equipment — 1.4%
Hubbell, Inc.	77,490	10,182,186

Electronic Equipment, Instruments & Components — 0.8%
CDW Corp.	51,080	6,295,099

Food & Staples Retailing — 2.8%
Walmart, Inc.	174,504	20,710,135

Food Products — 0.8%
J.M. Smucker Co.	52,881	5,817,968

Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	101,748	8,899,898

Health Care Providers & Services — 6.5%
Humana, Inc.	48,737	12,460,589
Laboratory Corp. of America Holdings(c)	102,758	17,263,344
UnitedHealth Group, Inc.	85,520	18,585,206

		48,309,139

Household Durables — 4.3%
D.R. Horton, Inc.	343,538	18,107,888
Sony Corp., ADR	237,773	14,059,517

		32,167,405

Independent Power and Renewable Electricity Producers — 1.5%
AES Corp.	693,774	11,336,267

Insurance — 1.1%
Assured Guaranty Ltd.	177,391	7,886,804

Interactive Media & Services — 5.5%
Alphabet, Inc., Class A(a)(c)	32,274	39,411,072
Alphabet, Inc., Class C(c)	1,028	1,253,132

		40,664,204

Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. — ADR(c)	42,145	7,047,908

IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A	226,137	13,628,146

Machinery — 1.3%
Fortive Corp.	146,799	10,064,539

Media — 4.7%
Comcast Corp., Class A	531,538	23,961,733

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Capital and Income Fund (CII) (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
DISH Network Corp., Class A(c)	317,025	$10,801,042

		34,762,775

Multiline Retail — 4.8%
Dollar General Corp.	114,968	18,273,014
Dollar Tree, Inc.(c)	152,749	17,437,826

		35,710,840

Oil, Gas & Consumable Fuels — 5.3%
BP PLC — ADR	325,189	12,353,930
Chevron Corp.	105,909	12,560,807
ConocoPhillips	142,505	8,119,935
Marathon Oil Corp.	510,304	6,261,430

		39,296,102

Personal Products — 0.6%
Unilever NV — NY Shares	79,029	4,744,111

Pharmaceuticals — 4.5%
Novartis AG — ADR	97,275	8,453,198
Novo Nordisk A/S — ADR	175,042	9,049,671
Pfizer, Inc.	447,937	16,094,376

		33,597,245

Road & Rail — 1.0%
Norfolk Southern Corp.	41,618	7,477,090

Semiconductors & Semiconductor Equipment — 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	252,389	11,731,041

Software — 7.2%
CDK Global, Inc.	134,961	6,490,275

Security	Shares	Value

Software (continued)
Microsoft Corp.(a)	336,614	$46,799,444

		53,289,719

Specialty Retail — 4.2%
Lowe’s Cos., Inc.(a)	145,169	15,962,783
O’Reilly Automotive, Inc.(c)	38,952	15,522,762

		31,485,545

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.(b)	185,997	41,657,748

Tobacco — 1.7%
Altria Group, Inc.(a)	308,343	12,611,229

Total Long-Term Investments — 100.7% (Cost — $570,948,390)		749,163,349

Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(d)(e)	3,369,784	$3,369,784

Total Short-Term Securities — 0.4% (Cost — $3,369,784)		3,369,784

Total Investments Before Options Written — 101.1% (Cost — $574,318,174)		752,533,133

Options Written — (1.1)% (Premiums Received — $7,626,782)		(8,283,391)

Total Investments, Net of Options Written — 100.0% (Cost — $566,691,392)		744,249,742

Liabilities in Excess of Other Assets — (0.0)%		(117,724)

Net Assets Applicable to Common Shares — 100.0%		$744,132,018

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds,T-Fund, Institutional Class	14,789,354	(11,419,570)	3,369,784	$3,369,784	$77,513	$—	$—

(a)	Includes net capital gain distributions, if applicable.

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Capital and Income Fund (CII)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

USD — United States Dollar

Portfolio Abbreviations

ADR — American Depositary Receipts

OTC — Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class A	9	10/04/19	USD	1,205.00	USD	1,099	$(19,395)
Apple, Inc.	281	10/04/19	USD	212.50	USD	6,294	(327,365)
BP PLC — ADR	29	10/04/19	USD	37.00	USD	110	(3,088)
Bank of America Corp.	137	10/04/19	USD	30.00	USD	400	(753)
Bank of America Corp.	141	10/04/19	USD	28.75	USD	411	(8,111)
Baxter International, Inc.	115	10/04/19	USD	87.50	USD	1,006	(8,567)
Chevron Corp.	119	10/04/19	USD	119.00	USD	1,411	(9,460)
Cisco Systems, Inc.	124	10/04/19	USD	49.00	USD	613	(7,874)
Cognizant Technology Solutions Corp., Class A	59	10/04/19	USD	63.50	USD	356	(590)
Comcast Corp., Class A	292	10/04/19	USD	43.75	USD	1,316	(34,793)
Delta Air Lines, Inc.	608	10/04/19	USD	59.00	USD	3,502	(11,552)
Dollar General Corp.	83	10/04/19	USD	143.00	USD	1,319	(134,460)
DuPont de Nemours, Inc.	52	10/04/19	USD	67.50	USD	371	(20,670)
E*Trade Financial Corp.	317	10/04/19	USD	43.00	USD	1,385	(30,115)
Fortive Corp.	344	10/04/19	USD	73.00	USD	2,358	(19,608)
Humana, Inc.	50	10/04/19	USD	285.00	USD	1,278	(750)
JPMorgan Chase & Co.	131	10/04/19	USD	109.00	USD	1,542	(112,988)
Lowe’s Cos., Inc.	97	10/04/19	USD	116.00	USD	1,067	(388)
Marathon Oil Corp.	231	10/04/19	USD	13.00	USD	283	(808)
Microsoft Corp.	149	10/04/19	USD	140.00	USD	2,072	(10,802)
Molson Coors Brewing Co., Class B	260	10/04/19	USD	52.50	USD	1,495	(132,600)
Norfolk Southern Corp.	129	10/04/19	USD	180.00	USD	2,318	(21,930)
Pfizer, Inc.	156	10/04/19	USD	36.00	USD	561	(4,524)
UnitedHealth Group, Inc.	124	10/04/19	USD	235.00	USD	2,695	(496)
Verizon Communications, Inc.	79	10/04/19	USD	57.00	USD	477	(24,885)
Verizon Communications, Inc.	71	10/04/19	USD	59.00	USD	429	(11,964)
Walmart, Inc.	142	10/04/19	USD	115.00	USD	1,685	(53,960)
Alibaba Group Holding Ltd. — ADR	16	10/11/19	USD	175.00	USD	268	(1,736)
Alphabet, Inc., Class A	1	10/11/19	USD	1,177.50	USD	122	(4,780)
Alphabet, Inc., Class A	13	10/11/19	USD	1,235.00	USD	1,587	(14,105)
Apple, Inc.	107	10/11/19	USD	215.00	USD	2,396	(109,140)
BP PLC — ADR	320	10/11/19	USD	37.50	USD	1,216	(25,001)
Bank of America Corp.	120	10/11/19	USD	30.00	USD	350	(1,980)
Bank of America Corp.	120	10/11/19	USD	31.00	USD	350	(420)
Bank of America Corp.	345	10/11/19	USD	27.72	USD	1,006	(55,129)
Biogen, Inc.	120	10/11/19	USD	230.00	USD	2,794	(80,400)

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Chevron Corp.	98	10/11/19	USD	123.00	USD	1,162	$(2,009)
Cognizant Technology Solutions Corp., Class A	34	10/11/19	USD	63.50	USD	205	(510)
Cognizant Technology Solutions Corp., Class A	22	10/11/19	USD	65.50	USD	133	(110)
Comcast Corp., Class A	373	10/11/19	USD	44.16	USD	1,681	(41,453)
ConocoPhillips	220	10/11/19	USD	55.00	USD	1,254	(54,890)
D.R. Horton, Inc.	190	10/11/19	USD	49.50	USD	1,001	(63,650)
DISH Network Corp., Class A	470	10/11/19	USD	35.00	USD	1,601	(24,675)
Delta Air Lines, Inc.	171	10/11/19	USD	60.00	USD	985	(8,122)
Dollar General Corp.	36	10/11/19	USD	165.00	USD	572	(1,530)
Dow, Inc.	23	10/11/19	USD	45.50	USD	110	(5,922)
DuPont de Nemours, Inc.	140	10/11/19	USD	71.00	USD	998	(20,510)
DuPont de Nemours, Inc.	9	10/11/19	USD	74.00	USD	64	(265)
JPMorgan Chase & Co.	138	10/11/19	USD	111.00	USD	1,624	(91,080)
JPMorgan Chase & Co.	147	10/11/19	USD	121.00	USD	1,730	(2,499)
Lowe’s Cos., Inc.	156	10/11/19	USD	112.00	USD	1,715	(12,168)
Marathon Oil Corp.	373	10/11/19	USD	13.00	USD	458	(4,476)
Microsoft Corp.	81	10/11/19	USD	140.00	USD	1,126	(12,110)
Microsoft Corp.	125	10/11/19	USD	142.00	USD	1,738	(9,375)
Pfizer, Inc.	52	10/11/19	USD	37.50	USD	187	(286)
Pfizer, Inc.	190	10/11/19	USD	35.63	USD	683	(13,410)
Sony Corp., ADR	102	10/11/19	USD	59.00	USD	603	(10,200)
Verizon Communications, Inc.	991	10/11/19	USD	59.00	USD	5,982	(151,128)
Walmart, Inc.	143	10/11/19	USD	116.00	USD	1,697	(45,760)
Microsoft Corp.	62	10/17/19	USD	143.00	USD	862	(5,570)
Verizon Communications, Inc.	72	10/17/19	USD	58.75	USD	435	(10,269)
Alibaba Group Holding Ltd. — ADR	65	10/18/19	USD	190.00	USD	1,087	(1,430)
Ally Financial, Inc.	984	10/18/19	USD	35.00	USD	3,263	(27,060)
Alphabet, Inc., Class A	10	10/18/19	USD	1,215.00	USD	1,221	(26,000)
Altria Group, Inc.	291	10/18/19	USD	47.50	USD	1,190	(727)
Apple, Inc.	36	10/18/19	USD	220.00	USD	806	(26,100)
Assured Guaranty Ltd.	160	10/18/19	USD	46.00	USD	711	(3,040)
Assured Guaranty Ltd.	150	10/18/19	USD	44.00	USD	667	(16,500)
BP PLC — ADR	71	10/18/19	USD	38.00	USD	270	(4,544)
Bank of America Corp.	1,123	10/18/19	USD	28.00	USD	3,276	(169,573)
Bank of America Corp.	110	10/18/19	USD	29.50	USD	321	(5,995)
Baxter International, Inc.	161	10/18/19	USD	87.50	USD	1,408	(23,587)
Baxter International, Inc.	112	10/18/19	USD	90.00	USD	980	(5,264)
Biogen, Inc.	42	10/18/19	USD	240.00	USD	978	(15,120)
CDK Global, Inc.	308	10/18/19	USD	45.46	USD	1,481	(93,198)
CDW Corp.	29	10/18/19	USD	125.00	USD	357	(6,090)
Chevron Corp.	223	10/18/19	USD	125.00	USD	2,645	(3,791)
Cisco Systems, Inc.	161	10/18/19	USD	50.00	USD	796	(9,177)
Cognizant Technology Solutions Corp., Class A	71	10/18/19	USD	62.50	USD	428	(2,485)
Comcast Corp., Class A	269	10/18/19	USD	45.00	USD	1,213	(20,579)
Comcast Corp., Class A	305	10/18/19	USD	47.50	USD	1,375	(2,592)
ConocoPhillips	203	10/18/19	USD	55.22	USD	1,157	(48,164)
Corteva, Inc.	72	10/18/19	USD	30.00	USD	202	(1,080)
Corteva, Inc.	72	10/18/19	USD	31.00	USD	202	(540)
DISH Network Corp., Class A	563	10/18/19	USD	35.00	USD	1,918	(42,225)
Dollar Tree, Inc.	278	10/18/19	USD	100.00	USD	3,174	(407,270)
Dow, Inc.	100	10/18/19	USD	45.00	USD	477	(31,500)
DuPont de Nemours, Inc.	8	10/18/19	USD	72.50	USD	57	(852)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
DuPont de Nemours, Inc.	25	10/18/19	USD	71.00	USD	178	$(4,537)
Fortive Corp.	169	10/18/19	USD	70.00	USD	1,159	(15,126)
Hubbell, Inc.	122	10/18/19	USD	130.00	USD	1,603	(48,190)
Humana, Inc.	44	10/18/19	USD	285.00	USD	1,125	(2,200)
IAA, Inc.	210	10/18/19	USD	50.00	USD	876	(13,650)
IAA, Inc.	370	10/18/19	USD	45.00	USD	1,544	(14,800)
J.M. Smucker Co.	164	10/18/19	USD	112.44	USD	1,804	(16,662)
JPMorgan Chase & Co.	319	10/18/19	USD	110.00	USD	3,754	(247,225)
Laboratory Corp. of America Holdings	318	10/18/19	USD	175.00	USD	5,342	(16,695)
Lowe’s Cos., Inc.	159	10/18/19	USD	115.00	USD	1,748	(6,439)
Marathon Oil Corp.	238	10/18/19	USD	13.00	USD	292	(4,760)
Marathon Oil Corp.	693	10/18/19	USD	14.00	USD	850	(3,811)
Microsoft Corp.	62	10/18/19	USD	145.00	USD	862	(3,007)
Microsoft Corp.	360	10/18/19	USD	140.00	USD	5,005	(78,480)
Novartis AG — ADR	426	10/18/19	USD	92.50	USD	3,702	(4,260)
Novo Nordisk A/S — ADR	398	10/18/19	USD	51.72	USD	2,058	(42,787)
O’Reilly Automotive, Inc.	241	10/18/19	USD	410.00	USD	9,604	(86,760)
Packaging Corp. of America	444	10/18/19	USD	105.00	USD	4,711	(139,860)
Pfizer, Inc.	157	10/18/19	USD	36.00	USD	564	(9,891)
Pfizer, Inc.	139	10/18/19	USD	36.50	USD	499	(5,490)
Quanta Services, Inc.	380	10/18/19	USD	35.00	USD	1,436	(115,900)
Quanta Services, Inc.	585	10/18/19	USD	39.00	USD	2,211	(23,400)
SLM Corp.	532	10/18/19	USD	10.00	USD	470	(2,660)
Sony Corp., ADR	183	10/18/19	USD	60.00	USD	1,082	(14,640)
Sony Corp., ADR	184	10/18/19	USD	57.50	USD	1,088	(40,940)
SunTrust Banks, Inc.	517	10/18/19	USD	70.00	USD	3,557	(51,442)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	302	10/18/19	USD	43.00	USD	1,404	(114,760)
Unilever NV — NY Shares	209	10/18/19	USD	62.50	USD	1,255	(3,657)
Unilever NV — NY Shares	71	10/18/19	USD	60.00	USD	426	(7,987)
UnitedHealth Group, Inc.	80	10/18/19	USD	240.00	USD	1,739	(3,480)
Verizon Communications, Inc.	235	10/18/19	USD	57.50	USD	1,418	(68,620)
Walmart, Inc.	294	10/18/19	USD	120.00	USD	3,489	(33,075)
Alibaba Group Holding Ltd. — ADR	24	10/25/19	USD	187.50	USD	401	(1,224)
Alphabet, Inc., Class A	12	10/25/19	USD	1,250.00	USD	1,465	(16,080)
Altria Group, Inc.	478	10/25/19	USD	44.00	USD	1,955	(7,887)
Apple, Inc.	68	10/25/19	USD	227.50	USD	1,523	(26,690)
BP PLC — ADR	366	10/25/19	USD	39.00	USD	1,390	(12,261)
Bank of America Corp.	585	10/25/19	USD	29.00	USD	1,706	(54,113)
Bank of America Corp.	110	10/25/19	USD	29.50	USD	321	(7,205)
Biogen, Inc.	121	10/25/19	USD	242.50	USD	2,817	(67,760)
Cisco Systems, Inc.	559	10/25/19	USD	52.00	USD	2,762	(10,901)
Cognizant Technology Solutions Corp., Class A	43	10/25/19	USD	66.00	USD	259	(430)
Cognizant Technology Solutions Corp., Class A	22	10/25/19	USD	66.50	USD	133	(220)
Comcast Corp., Class A	197	10/25/19	USD	48.00	USD	888	(3,940)
ConocoPhillips	80	10/25/19	USD	59.00	USD	456	(6,680)
Corteva, Inc.	386	10/25/19	USD	30.51	USD	1,081	(8,070)
D.R. Horton, Inc.	269	10/25/19	USD	53.00	USD	1,418	(35,508)
DISH Network Corp., Class A	221	10/25/19	USD	35.00	USD	753	(23,758)
DISH Network Corp., Class A	471	10/25/19	USD	36.50	USD	1,605	(32,970)
Delta Air Lines, Inc.	220	10/25/19	USD	61.00	USD	1,267	(11,990)
Dollar General Corp.	47	10/25/19	USD	157.50	USD	747	(21,150)
Dollar Tree, Inc.	184	10/25/19	USD	113.00	USD	2,101	(69,000)
DuPont de Nemours, Inc.	62	10/25/19	USD	73.50	USD	442	(6,262)
E*Trade Financial Corp.	197	10/25/19	USD	46.50	USD	861	(9,850)

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
JPMorgan Chase & Co.	52	10/25/19	USD	121.00	USD	612	$(4,108)
Lowe’s Cos., Inc.	156	10/25/19	USD	116.00	USD	1,715	(6,630)
Marathon Oil Corp.	167	10/25/19	USD	14.00	USD	205	(1,419)
Marathon Oil Corp.	409	10/25/19	USD	13.42	USD	502	(7,302)
Microsoft Corp.	278	10/25/19	USD	144.00	USD	3,865	(47,538)
Molson Coors Brewing Co., Class B	195	10/25/19	USD	57.50	USD	1,121	(29,738)
Norfolk Southern Corp.	129	10/25/19	USD	185.00	USD	2,318	(43,860)
Novo Nordisk A/S — ADR	131	10/25/19	USD	51.73	USD	677	(17,843)
Pfizer, Inc.	178	10/25/19	USD	37.50	USD	640	(3,560)
Pfizer, Inc.	139	10/25/19	USD	37.00	USD	499	(4,517)
U.S. Bancorp	93	10/25/19	USD	56.50	USD	515	(5,626)
Verizon Communications, Inc.	495	10/25/19	USD	61.00	USD	2,988	(33,165)
Walmart, Inc.	178	10/25/19	USD	120.00	USD	2,113	(25,276)
Corteva, Inc.	342	10/30/19	USD	30.00	USD	958	(12,570)
Alibaba Group Holding Ltd. — ADR	26	11/01/19	USD	190.00	USD	435	(1,768)
Alphabet, Inc., Class A	12	11/01/19	USD	1,240.00	USD	1,465	(37,740)
Altria Group, Inc.	439	11/01/19	USD	42.50	USD	1,796	(37,315)
Apple, Inc.	288	11/01/19	USD	230.00	USD	6,450	(139,680)
BP PLC — ADR	314	11/01/19	USD	39.00	USD	1,193	(16,799)
Bank of America Corp.	137	11/01/19	USD	31.00	USD	400	(3,356)
Baxter International, Inc.	158	11/01/19	USD	89.00	USD	1,382	(26,149)
Chevron Corp.	216	11/01/19	USD	123.00	USD	2,562	(26,136)
Cisco Systems, Inc.	279	11/01/19	USD	51.00	USD	1,379	(15,764)
Cisco Systems, Inc.	61	11/01/19	USD	50.00	USD	301	(5,551)
Cognizant Technology Solutions Corp., Class A	65	11/01/19	USD	64.50	USD	392	(3,250)
Comcast Corp., Class A	70	11/01/19	USD	47.00	USD	316	(3,395)
ConocoPhillips	95	11/01/19	USD	63.00	USD	541	(2,992)
D.R. Horton, Inc.	269	11/01/19	USD	53.50	USD	1,418	(34,029)
Delta Air Lines, Inc.	220	11/01/19	USD	61.00	USD	1,267	(15,070)
Dollar General Corp.	131	11/01/19	USD	157.50	USD	2,082	(64,190)
DuPont de Nemours, Inc.	26	11/01/19	USD	72.00	USD	185	(6,019)
E*Trade Financial Corp.	152	11/01/19	USD	46.00	USD	664	(11,552)
Humana, Inc.	76	11/01/19	USD	282.50	USD	1,943	(10,260)
JPMorgan Chase & Co.	138	11/01/19	USD	120.00	USD	1,624	(19,596)
Lowe’s Cos., Inc.	332	11/01/19	USD	112.00	USD	3,651	(59,926)
Marathon Oil Corp.	693	11/01/19	USD	13.50	USD	850	(15,246)
Microsoft Corp.	61	11/01/19	USD	142.00	USD	848	(19,978)
Pfizer, Inc.	162	11/01/19	USD	38.00	USD	582	(4,131)
Pfizer, Inc.	139	11/01/19	USD	37.00	USD	499	(7,367)
Sony Corp., ADR	161	11/01/19	USD	61.50	USD	952	(18,515)
U.S. Bancorp	393	11/01/19	USD	56.50	USD	2,175	(29,475)
U.S. Bancorp	162	11/01/19	USD	56.00	USD	897	(15,795)
UnitedHealth Group, Inc.	161	11/01/19	USD	240.00	USD	3,499	(15,617)
Verizon Communications, Inc.	239	11/01/19	USD	60.00	USD	1,443	(30,353)
Walmart, Inc.	178	11/01/19	USD	120.00	USD	2,113	(30,883)
Altria Group, Inc.	326	11/08/19	USD	41.50	USD	1,333	(44,173)
Apple, Inc.	103	11/08/19	USD	225.00	USD	2,307	(81,113)
Cisco Systems, Inc.	161	11/08/19	USD	50.50	USD	796	(13,685)
Cisco Systems, Inc.	62	11/08/19	USD	50.00	USD	306	(6,510)
Comcast Corp., Class A	354	11/08/19	USD	46.50	USD	1,596	(26,373)
ConocoPhillips	285	11/08/19	USD	61.00	USD	1,624	(23,228)
Corteva, Inc.	342	11/08/19	USD	30.75	USD	958	(10,884)
Dow, Inc.	87	11/08/19	USD	48.00	USD	415	(16,965)

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Capital and Income Fund (CII)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Marathon Oil Corp.	359	11/08/19	USD	13.00	USD	440	$(15,976)
Molson Coors Brewing Co., Class B	251	11/08/19	USD	58.00	USD	1,443	(53,965)
Pfizer, Inc.	133	11/08/19	USD	37.45	USD	478	(4,674)
U.S. Bancorp	180	11/08/19	USD	56.50	USD	996	(15,930)
Walmart, Inc.	146	11/08/19	USD	118.75	USD	1,733	(38,225)
Altria Group, Inc.	374	11/15/19	USD	42.50	USD	1,530	(37,213)
BP PLC — ADR	38	11/15/19	USD	40.00	USD	144	(1,216)
Bank of America Corp.	137	11/15/19	USD	31.00	USD	400	(4,932)
Baxter International, Inc.	84	11/15/19	USD	87.50	USD	735	(23,436)
CDK Global, Inc.	528	11/15/19	USD	50.00	USD	2,539	(71,280)
Cognizant Technology Solutions Corp., Class A	79	11/15/19	USD	62.50	USD	476	(11,258)
Corteva, Inc.	228	11/15/19	USD	29.00	USD	638	(22,230)
D.R. Horton, Inc.	194	11/15/19	USD	50.00	USD	1,023	(77,600)
DISH Network Corp., Class A	239	11/15/19	USD	37.50	USD	814	(22,108)
Dollar General Corp.	130	11/15/19	USD	160.00	USD	2,066	(60,450)
Dollar Tree, Inc.	72	11/15/19	USD	115.00	USD	822	(28,080)
E*Trade Financial Corp.	346	11/15/19	USD	45.00	USD	1,512	(45,672)
IAA, Inc.	100	11/15/19	USD	47.00	USD	417	(6,314)
J.M. Smucker Co.	163	11/15/19	USD	112.44	USD	1,793	(33,030)
Laboratory Corp. of America Holdings	319	11/15/19	USD	175.00	USD	5,359	(86,130)
Novartis AG — ADR	180	11/15/19	USD	90.00	USD	1,564	(18,000)
Novo Nordisk A/S — ADR	256	11/15/19	USD	53.33	USD	1,324	(28,973)
Pfizer, Inc.	122	11/15/19	USD	37.00	USD	438	(7,564)
Quanta Services, Inc.	251	11/15/19	USD	38.00	USD	949	(38,905)
Regions Financial Corp.	544	11/15/19	USD	17.00	USD	861	(11,696)
Sony Corp., ADR	202	11/15/19	USD	62.50	USD	1,194	(25,250)
U.S. Bancorp	371	11/15/19	USD	55.00	USD	2,053	(66,595)
U.S. Bancorp	162	11/15/19	USD	57.50	USD	897	(10,044)
UnitedHealth Group, Inc.	165	11/15/19	USD	230.00	USD	3,586	(60,225)
Verizon Communications, Inc.	200	11/15/19	USD	62.50	USD	1,207	(10,900)
Novo Nordisk A/S — ADR	300	12/02/19	USD	53.00	USD	1,551	(44,006)
Unilever NV — NY Shares	209	12/13/19	USD	62.10	USD	1,255	(20,064)

							$(6,766,708)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AES Corp.	Credit Suisse International	115,000	10/03/19	USD	15.19	USD	1,879	$(133,140)
SLM Corp.	JPMorgan Chase Bank N.A.	147,000	10/04/19	USD	8.58	USD	1,298	(42,016)
Regions Financial Corp.	Citibank N.A.	48,100	10/08/19	USD	15.93	USD	761	(9,893)
AES Corp.	Barclays Bank PLC	127,000	10/10/19	USD	15.80	USD	2,075	(76,675)
E*Trade Financial Corp.	Morgan Stanley & Co. International PLC	31,100	10/11/19	USD	41.48	USD	1,359	(76,311)
CDW Corp.	JPMorgan Chase Bank N.A.	28,700	10/15/19	USD	115.11	USD	3,537	(249,052)
KAR Auction Services, Inc.	JPMorgan Chase Bank N.A.	51,700	10/16/19	USD	26.24	USD	1,269	(5,971)
Ally Financial, Inc.	Citibank N.A.	60,300	10/18/19	USD	31.07	USD	2,000	(141,437)
Regions Financial Corp.	JPMorgan Chase Bank N.A.	35,300	10/18/19	USD	15.05	USD	558	(36,593)
SLM Corp.	Citibank N.A.	60,200	10/18/19	USD	8.20	USD	532	(42,165)
Assured Guaranty Ltd.	Citibank N.A.	31,000	10/24/19	USD	46.38	USD	1,378	(10,144)
Ally Financial, Inc.	Citibank N.A.	61,100	10/25/19	USD	35.67	USD	2,026	(8,385)

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced Capital and Income Fund (CII)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Packaging Corp. of America	Barclays Bank PLC	16,500	10/25/19	USD	110.67	USD	1,751	$(22,451)
AES Corp.	Goldman Sachs International	73,200	10/28/19	USD	15.68	USD	1,196	(60,481)
Regions Financial Corp.	JPMorgan Chase Bank N.A.	48,600	10/28/19	USD	14.46	USD	769	(71,337)
D.R. Horton, Inc.	Credit Suisse International	28,000	10/30/19	USD	50.87	USD	1,476	(79,952)
Hubbell, Inc.	Goldman Sachs International	17,900	10/30/19	USD	133.12	USD	2,352	(74,364)
Quanta Services, Inc.	Goldman Sachs International	58,500	10/30/19	USD	35.53	USD	2,211	(167,790)
KAR Auction Services, Inc.	Barclays Bank PLC	41,800	10/31/19	USD	26.10	USD	1,026	(18,016)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	JPMorgan Chase Bank N.A.	13,900	11/01/19	USD	46.13	USD	646	(24,463)
Hubbell, Inc.	Goldman Sachs International	17,900	11/08/19	USD	134.44	USD	2,352	(77,156)
AES Corp.	JPMorgan Chase Bank N.A.	114,900	11/13/19	USD	15.95	USD	1,877	(75,132)
KAR Auction Services, Inc.	UBS AG	38,100	11/13/19	USD	27.11	USD	935	(13,759)

								$(1,516,683)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$749,163,349	$—	$—	$749,163,349
Short-Term Securities	3,369,784	—	—	3,369,784

	$752,533,133	$—	$—	$752,533,133

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(6,140,206)	$(2,143,185)	$—	$(8,283,391)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are options written. Options written are shown at value.

8